Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2011	2012
Cost:
Buildings	11,860	11,860
Leasehold improvements	2,213,221	3,220,481
Furniture, fixtures and equipment	348,713	479,808
Motor vehicles	828	833

	2,574,622	3,712,982
Less: Accumulated depreciation	(663,002)	(1,013,694)

	1,911,620	2,699,288
Construction in progress	184,174	252,221

Property and equipment, net	2,095,794	2,951,509